AB Bond Fund, Inc.

AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 87.5%
Industrial – 46.7%
Basic – 1.8%
Arkema SA 0.125%, 10/14/2026(a)	EUR	200	$192,935
Ecolab, Inc. 2.75%, 08/18/2055	U.S.$	525	388,439
Inversiones CMPC SA 3.85%, 01/13/2030(a)		905	807,712
Packaging Corp. of America 4.05%, 12/15/2049		300	260,426
Sealed Air Corp. 1.573%, 10/15/2026(a)		1,485	1,323,047
Suzano Austria GmbH 3.75%, 01/15/2031		490	425,688

			3,398,247

Capital Goods – 5.2%
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,452,570
Emerson Electric Co. 2.625%, 02/15/2023		780	778,703
3.15%, 06/01/2025		715	714,001
Parker-Hannifin Corp. 4.20%, 11/21/2034		1,305	1,278,652
Republic Services, Inc. 1.75%, 02/15/2032		1,275	1,047,500
Siemens Financieringsmaatschappij NV 1.20%, 03/11/2026(a)		960	884,052
Trane Technologies Global Holding Co., Ltd. 5.75%, 06/15/2043		495	524,615
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/2026		405	398,125
Waste Management, Inc. 1.50%, 03/15/2031		470	392,632
2.95%, 06/01/2041		710	580,084
4.15%, 04/15/2032		370	377,994
Xylem, Inc./NY 1.95%, 01/30/2028		1,725	1,558,825

			9,987,753

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 04/01/2033		390	361,813
6.834%, 10/23/2055		630	656,754
Thomson Reuters Corp. 5.50%, 08/15/2035		570	601,832

			1,620,399

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 5.9%
AT&T, Inc. 4.30%, 12/15/2042	U.S.$	397	$362,386
British Telecommunications PLC 9.625%, 12/15/2030		760	964,794
Corning, Inc. 4.70%, 03/15/2037		62	61,352
5.35%, 11/15/2048		820	843,531
5.45%, 11/15/2079		280	265,307
Rogers Communications, Inc. 3.80%, 03/15/2032(a)		495	478,663
4.35%, 05/01/2049		790	705,464
4.50%, 03/15/2043		300	276,158
Sprint Capital Corp. 8.75%, 03/15/2032		1,070	1,384,136
T-Mobile USA, Inc. 2.70%, 03/15/2032		1,765	1,538,805
3.60%, 11/15/2060		445	339,611
Telefonica Emisiones SA 4.895%, 03/06/2048		695	605,212
TELUS Corp. 3.40%, 05/13/2032		390	361,702
Verizon Communications, Inc. 2.355%, 03/15/2032		416	359,149
2.85%, 09/03/2041		1,135	892,571
3.875%, 02/08/2029		835	832,669
Vodafone Group PLC 4.25%, 09/17/2050		930	817,759
5.125%, 06/19/2059		265	258,021

			11,347,290

Consumer Cyclical - Automotive – 1.6%
Aptiv PLC 4.40%, 10/01/2046		180	147,937
General Motors Co. 5.60%, 10/15/2032		695	694,403
5.95%, 04/01/2049		395	378,616
General Motors Financial Co., Inc. 2.70%, 06/10/2031		365	298,850
3.85%, 01/05/2028		435	407,730
Lear Corp. 2.60%, 01/15/2032		1,165	941,294
Mercedes-Benz Group AG 0.75%, 09/10/2030(a)	EUR	160	149,034

			3,017,864

Consumer Cyclical - Other – 0.9%
DR Horton, Inc. 2.50%, 10/15/2024	U.S.$	1,355	1,309,345
PulteGroup, Inc. 6.00%, 02/15/2035		410	417,729

			1,727,074

Consumer Cyclical - Retailers – 1.3%
Home Depot, Inc. (The) 1.50%, 09/15/2028		1,425	1,289,287
Lowe’s Cos., Inc. 3.70%, 04/15/2046		665	561,164
5.50%, 10/15/2035		660	724,141

			2,574,592

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 14.1%
Abbott Laboratories 4.75%, 11/30/2036	U.S.$	1,065	$1,194,735
AbbVie, Inc. 4.875%, 11/14/2048		1,275	1,291,577
Amgen, Inc. 3.00%, 02/22/2029		552	527,204
4.40%, 05/01/2045		805	777,996
AstraZeneca PLC 6.45%, 09/15/2037		445	561,383
Baxter International, Inc. 3.50%, 08/15/2046		1,405	1,146,965
Becton Dickinson and Co. 2.823%, 05/20/2030		1,130	1,033,025
Biogen, Inc. 2.25%, 05/01/2030		1,485	1,268,771
3.15%, 05/01/2050		150	109,433
Bristol-Myers Squibb Co. 3.70%, 03/15/2052		510	462,884
3.90%, 03/15/2062		495	449,387
4.25%, 10/26/2049		725	713,942
Cigna Corp. 2.375%, 03/15/2031		410	362,314
3.05%, 10/15/2027		820	790,958
4.80%, 08/15/2038		600	610,983
4.90%, 12/15/2048		260	262,481
CVS Health Corp. 4.78%, 03/25/2038		900	897,707
4.875%, 07/20/2035		1,305	1,354,332
Danaher Corp. 2.60%, 10/01/2050		225	165,722
4.375%, 09/15/2045		610	597,597
Eli Lilly & Co. 0.50%, 09/14/2033	EUR	1,200	1,044,960
Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)	U.S.$	945	796,403
Gilead Sciences, Inc. 2.50%, 09/01/2023		1,545	1,533,747
4.75%, 03/01/2046		375	376,304
GlaxoSmithKline Capital, Inc. 4.20%, 03/18/2043		165	161,429
HCA, Inc. 3.50%, 07/15/2051		425	311,671
5.50%, 06/15/2047		735	710,500
Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041		200	159,077
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,649,863
2.90%, 12/10/2061		225	169,214
Pfizer, Inc. 1.75%, 08/18/2031		695	607,301
4.125%, 12/15/2046		775	778,850

	Principal Amount (000)		U.S. $ Value

Roche Holdings, Inc. 2.132%, 03/10/2025(a)	U.S.$	1,970	$1,926,655
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		340	269,616
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041		1,275	1,053,709
Wyeth LLC 5.95%, 04/01/2037		265	322,417
Zoetis, Inc. 2.00%, 05/15/2030		755	658,681

			27,109,793

Services – 3.6%
Global Payments, Inc. 3.20%, 08/15/2029		1,970	1,757,632
Mastercard, Inc. 3.85%, 03/26/2050		2,565	2,476,034
Moody’s Corp. 2.55%, 08/18/2060		1,125	734,979
5.25%, 07/15/2044		265	278,956
PayPal Holdings, Inc. 3.25%, 06/01/2050		900	717,014
RELX Capital, Inc. 4.75%, 05/20/2032		60	62,761
S&P Global, Inc. 2.90%, 03/01/2032(a)		863	800,946
4.25%, 05/01/2029(a)		58	59,349

			6,887,671

Technology – 11.4%
Autodesk, Inc. 2.40%, 12/15/2031		1,570	1,346,510
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		1,460	1,271,610
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		1,545	1,519,669
Cisco Systems, Inc. 5.50%, 01/15/2040		1,075	1,226,612
5.90%, 02/15/2039		50	59,126
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		390	376,129
Fidelity National Information Services, Inc. 4.50%, 07/15/2025		470	477,719
Fiserv, Inc. 4.40%, 07/01/2049		915	822,186
HP, Inc. 5.50%, 01/15/2033		740	745,074
Intel Corp. 3.10%, 02/15/2060		1,580	1,174,402
3.25%, 11/15/2049		210	169,829
International Business Machines Corp. 3.43%, 02/09/2052		575	462,353
4.00%, 06/20/2042		865	788,563
4.90%, 07/27/2052		735	737,793
Jabil, Inc. 4.25%, 05/15/2027		370	366,484

	Principal Amount (000)		U.S. $ Value

KLA Corp. 4.95%, 07/15/2052	U.S.$	510	$546,327
5.00%, 03/15/2049		900	959,644
Lam Research Corp. 2.875%, 06/15/2050		1,220	960,201
3.125%, 06/15/2060		480	375,894
Micron Technology, Inc. 2.703%, 04/15/2032		1,610	1,332,167
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027		515	488,220
3.25%, 05/11/2041		705	545,185
5.00%, 01/15/2033		365	370,658
QUALCOMM, Inc. 1.65%, 05/20/2032		295	250,840
4.65%, 05/20/2035		1,465	1,570,398
Salesforce.com, Inc. 2.90%, 07/15/2051		642	516,163
Skyworks Solutions, Inc. 3.00%, 06/01/2031		1,785	1,505,334
Western Digital Corp. 2.85%, 02/01/2029		131	110,526
3.10%, 02/01/2032		720	571,147
Workday, Inc. 3.70%, 04/01/2029		56	54,065
3.80%, 04/01/2032		146	139,280

			21,840,108

			89,510,791

Financial Institutions – 33.0%
Banking – 23.2%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)		1,800	1,563,822
4.80%, 04/18/2026(a)		600	599,516
AIB Group PLC 4.263%, 04/10/2025(a)		570	559,541
American Express Co. 4.05%, 05/03/2029		287	289,051
Banco Santander SA 2.749%, 12/03/2030		1,000	797,871
4.175%, 03/24/2028		400	386,169
4.25%, 04/11/2027		400	392,905
5.179%, 11/19/2025		600	605,650
Bank of America Corp. 2.456%, 10/22/2025		535	514,236
2.572%, 10/20/2032		325	278,355
2.884%, 10/22/2030		470	425,487
3.194%, 07/23/2030		190	175,124
3.384%, 04/02/2026		385	376,430
3.846%, 03/08/2037		985	885,468
4.078%, 04/23/2040		835	760,940
4.376%, 04/27/2028		375	376,350
4.827%, 07/22/2026		370	375,820
Series JJ 5.125%, 06/20/2024(b)		425	412,790
BNP Paribas SA 2.159%, 09/15/2029(a)		1,475	1,250,186
2.871%, 04/19/2032(a)		200	169,140

	Principal Amount (000)		U.S. $ Value

6.625%, 03/25/2024(a) (b)	U.S.$	200	$201,093
7.375%, 08/19/2025(a) (b)		470	489,695
BPCE SA 2.045%, 10/19/2027(a)		480	429,419
4.625%, 07/11/2024(a)		855	850,172
5.15%, 07/21/2024(a)		375	375,065
Capital One Financial Corp. 4.985%, 07/24/2026		375	377,645
Citigroup, Inc. 2.014%, 01/25/2026		960	912,507
2.904%, 11/03/2042		1,005	774,098
3.29%, 03/17/2026		780	761,353
Series Y 4.15%, 11/15/2026(b)		887	783,342
Cooperatieve Rabobank UA 3.75%, 07/21/2026		1,160	1,130,034
4.00%, 04/10/2029(a)		800	783,022
4.375%, 06/29/2027(a) (b)	EUR	200	192,106
Credit Agricole SA 0.125%, 12/09/2027		200	182,369
1.247%, 01/26/2027(a)	U.S.$	1,285	1,146,333
Deutsche Bank AG/New York NY 2.311%, 11/16/2027		877	761,065
3.742%, 01/07/2033		920	700,306
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027		805	733,644
2.615%, 04/22/2032		410	353,771
3.691%, 06/05/2028		500	486,088
4.223%, 05/01/2029		350	345,914
4.411%, 04/23/2039		465	442,829
5.95%, 01/15/2027		230	246,238
ING Groep NV 1.40%, 07/01/2026(a)		950	869,153
2.727%, 04/01/2032		540	461,737
6.50%, 04/16/2025(b)		680	668,906
Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)		460	428,825
Series XR 4.00%, 09/23/2029(a)		1,170	1,057,028
KBC Group NV 0.375%, 06/16/2027(a)	EUR	800	768,713
Lloyds Banking Group PLC 3.574%, 11/07/2028	U.S.$	310	294,420
4.65%, 03/24/2026		630	624,242
Mitsubishi UFJ Financial Group, Inc. 0.848%, 07/19/2029(a)	EUR	200	186,159
1.64%, 10/13/2027	U.S.$	461	412,018
Morgan Stanley 2.475%, 01/21/2028		907	844,375
3.62%, 04/17/2025		560	555,302
4.35%, 09/08/2026		495	499,221
4.889%, 07/20/2033		555	577,029
Series I 0.864%, 10/21/2025		835	776,508

	Principal Amount (000)		U.S. $ Value

Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	1,065	$985,903
Natwest Group PLC 2.359%, 05/22/2024		935	920,140
Santander Holdings USA, Inc. 4.26%, 06/09/2025		290	286,427
4.50%, 07/17/2025		1,190	1,191,189
Santander UK Group Holdings PLC 2.469%, 01/11/2028		886	796,684
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	378,031
Societe Generale SA 2.797%, 01/19/2028(a)		960	869,579
2.889%, 06/09/2032(a)		1,480	1,201,453
Standard Chartered PLC 1.214%, 03/23/2025(a)		955	902,700
2.608%, 01/12/2028(a)		920	834,895
Sumitomo Mitsui Financial Group, Inc. 2.472%, 01/14/2029		920	818,956
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (b)		1,000	858,025
UniCredit SpA 1.982%, 06/03/2027(a)		621	538,323
US Bancorp 4.967%, 07/22/2033		281	292,065

			44,550,965

Finance – 0.3%
Synchrony Financial 4.875%, 06/13/2025		555	553,339

Insurance – 4.1%
Allianz SE 3.20%, 10/30/2027(a) (b)		1,400	1,070,493
Assicurazioni Generali SpA 2.124%, 10/01/2030(a)	EUR	545	462,789
2.429%, 07/14/2031(a)		470	400,424
Centene Corp. 2.50%, 03/01/2031	U.S.$	1,295	1,112,137
2.625%, 08/01/2031		708	606,434
Humana, Inc. 2.15%, 02/03/2032		635	537,200
4.50%, 04/01/2025		660	672,319
Prudential Financial, Inc. 5.20%, 03/15/2044		1,150	1,111,662
Voya Financial, Inc. 5.65%, 05/15/2053		1,768	1,700,977
Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051(a)		200	164,196

			7,838,631

	Principal Amount (000)		U.S. $ Value

REITs – 5.4%
Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032	U.S.$	385	$317,056
2.95%, 03/15/2034		1,158	1,010,653
American Homes 4 Rent LP 3.375%, 07/15/2051		845	603,609
American Tower Corp. 2.95%, 01/15/2051		475	337,432
3.70%, 10/15/2049		510	403,424
3.80%, 08/15/2029		285	272,333
Boston Properties LP 4.50%, 12/01/2028		1,400	1,400,540
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	655,763
Equinix, Inc. 3.90%, 04/15/2032	U.S.$	385	364,958
Healthpeak Properties, Inc. 1.35%, 02/01/2027		677	605,907
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		1,445	1,390,886
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		765	603,736
Prologis LP 1.25%, 10/15/2030		1,155	960,974
3.00%, 04/15/2050		240	190,776
Welltower, Inc. 4.95%, 09/01/2048		765	745,593
Weyerhaeuser Co. 3.375%, 03/09/2033		390	355,827
7.375%, 03/15/2032		22	26,419

			10,245,886

			63,188,821

Utility – 7.8%
Electric – 7.4%
Avangrid, Inc. 3.20%, 04/15/2025		1,515	1,486,393
Commonwealth Edison Co. 3.00%, 03/01/2050		205	164,686
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		855	808,705
Series 05-A 5.30%, 03/01/2035		225	242,661
Series A 4.125%, 05/15/2049		155	142,464
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	815,073
EDP Finance BV 1.71%, 01/24/2028(a)		2,720	2,363,480
Enel Finance International NV 2.25%, 07/12/2031(a)		1,270	994,132
6.80%, 09/15/2037(a)		280	312,304
Engie SA 3.25%, 11/28/2024(a) (b)	EUR	200	199,312
Florida Power & Light Co. 4.125%, 02/01/2042	U.S.$	85	83,123
5.69%, 03/01/2040		160	182,704

	Principal Amount (000)		U.S. $ Value

Iberdrola International BV Series NC9 1.825%, 08/09/2029(a) (b)	EUR	1,100	$895,113
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	897	805,696
2.25%, 06/01/2030		440	387,252
5.00%, 07/15/2032		540	578,186
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		1,090	928,368
Orsted AS 2.25%, 11/24/3017(a) (b)	EUR	600	597,637
Public Service Electric and Gas Co. 3.10%, 03/15/2032	U.S.$	743	713,010
3.80%, 03/01/2046		615	558,769
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051		1,275	999,987

			14,259,055

Other Utility – 0.4%
American Water Capital Corp. 3.25%, 06/01/2051		735	598,761
3.45%, 05/01/2050		195	161,921

			760,682

			15,019,737

Total Corporates - Investment Grade (cost $192,496,839)			167,719,349

CORPORATES - NON-INVESTMENT GRADE – 3.5%
Industrial – 2.8%
Capital Goods – 0.4%
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		95	94,380
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		251	224,017
5.125%, 12/15/2026(a)		445	447,781

			766,178

Communications - Media – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 02/01/2032(a)		889	784,853

Communications - Telecommunications – 0.2%
Telefonica Europe BV 2.376%, 02/12/2029(a) (b)	EUR	300	242,283

Consumer Cyclical - Automotive – 1.1%
Dana, Inc. 4.25%, 09/01/2030	U.S.$	935	787,054
Faurecia SE 2.375%, 06/15/2029(a)	EUR	775	614,053

	Principal Amount (000)		U.S. $ Value

Ford Motor Co. 3.25%, 02/12/2032	U.S.$	871	$726,651

			2,127,758

Consumer Non-Cyclical – 0.6%
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		985	747,865
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		455	423,009

			1,170,874

Services – 0.1%
Block, Inc. 3.50%, 06/01/2031		200	173,530

			5,265,476

Financial Institutions – 0.7%
Banking – 0.7%
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		730	702,306
Societe Generale SA 8.00%, 09/29/2025(a) (b)		645	665,445

			1,367,751

Total Corporates - Non-Investment Grade (cost $7,986,632)			6,633,227

EMERGING MARKETS - CORPORATE BONDS – 1.8%
Industrial – 1.6%
Basic – 0.9%
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,040	1,667,088

Energy – 0.3%
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		530	504,096

Services – 0.4%
MercadoLibre, Inc. 3.125%, 01/14/2031		990	764,961

			2,936,145

Financial Institutions – 0.2%
Banking – 0.2%
Itau Unibanco Holding SA/Cayman Island 3.875%, 04/15/2031(a)		480	427,590

Total Emerging Markets - Corporate Bonds (cost $4,005,863)			3,363,735

	Principal Amount (000)		U.S. $ Value

SUPRANATIONALS – 0.5%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027 (cost $923,233)	U.S.$	970	$863,013

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020-C 5.175%, 11/15/2049 (cost $79,348)		65	66,786

	Shares

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(c) (d) (e) (cost $7,952,517)		7,952,517	7,952,517

	Principal Amount (000)

Time Deposits – 0.0%
Citibank, London (0.13)%, 08/01/2022 (cost $37,411)	EUR	37	37,411

Total Short-Term Investments (cost $7,989,928)			7,989,928

Total Investments – 97.4% (cost $213,481,843)(f)			186,636,038
Other assets less liabilities – 2.6%			5,076,119

Net Assets – 100.0%			$191,712,157

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-BOBL Futures	3	September 2022	$392,068	$9,934
U.S. Long Bond (CBT) Futures	7	September 2022	1,008,000	21,867
U.S. T-Note 2 Yr (CBT) Futures	5	September 2022	1,052,305	(1,328)
U.S. T-Note 5 Yr (CBT) Futures	127	September 2022	14,443,274	130,102
U.S. Ultra Bond (CBT) Futures	37	September 2022	5,857,563	16,266
Sold Contracts
Euro-Bund Futures	2	September 2022	322,232	(15,821)
Euro-Schatz Futures	11	September 2022	1,238,198	(10,062)
U.S. 10 Yr Ultra Bond Futures	35	September 2022	4,593,750	(89,875)
U.S. T-Note 10 Yr (CBT) Futures	23	September 2022	2,786,235	(22,102)

				$38,981

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	6,273	USD	6,386	09/29/2022	$(52,464)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $43,686,672 or 22.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $403,651 and gross unrealized depreciation of investments was $(27,262,939), resulting in net unrealized depreciation of $(26,859,288).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2022 (unaudited)

65.4%	United States
4.7%	France
4.4%	United Kingdom
3.4%	Netherlands
2.6%	Italy
2.3%	Germany
2.1%	Spain
1.8%	Brazil
1.7%	Canada
1.3%	Portugal
1.1%	Switzerland
0.9%	Japan
0.7%	China
3.3%	Other
4.3%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Belgium, Chile, Denmark, India, Ireland, Peru, South Korea, Supranational and Sweden.

AB Bond Fund, Inc.

AB Sustainable Thematic Credit Portfolio

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$167,719,349	$-0-	$167,719,349
Corporates - Non-Investment Grade	-0-	6,633,227	-0-	6,633,227
Emerging Markets - Corporate Bonds	-0-	3,363,735	-0-	3,363,735
Supranationals	-0-	863,013	-0-	863,013
Local Governments - US Municipal Bonds	-0-	66,786	-0-	66,786
Short-Term Investments:
Investment Companies	7,952,517	-0-	-0-	7,952,517
Time Deposits	-0-	37,411	-0-	37,411

Total Investments in Securities	7,952,517	178,683,521	-0-	186,636,038
Other Financial Instruments*:
Assets
Futures	178,169	-0-	-0-	178,169
Liabilities
Futures	(139,188)	-0-	-0-	(139,188)
Forward Currency Exchange Contracts	-0-	(52,464)	-0-	(52,464)

Total	$7,991,498	$178,631,057	$-0-	$186,622,555

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,565	$55,545	$53,157	$7,953	$11